SCHEDULE OF LEASE LIABILITY (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 02, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total	$ 344,685	$ 379,720
Less: short term portion	(115,995)	(124,909)	$ (110,678)	$ (531,462)
Long term position	228,690	254,811	$ 369,281
Operating Lease Liability Net [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total	90,223
Operating Lease Liability Net One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total	$ 254,462
Right to Use Liability Net - Related Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total		47,418
Right to Use Liability Net [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total		42,918
Right to Use Liability Net One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total		$ 289,385